Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Transactions With Directors of the Group (Detail) - Director - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 33	€ 86	€ 392
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Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 33	€ 86	€ 392